File Nos. 333-124767 and 811-05716

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4
       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          ( )
           Pre-Effective Amendment No.                                  ( )
                                            ------------

           Post-Effective Amendment No.          4                      (X)
                                            ------------
                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ( )
           Amendment No.                       109                      (X)
                                            ------------


                        (CHECK APPROPRIATE BOX OR BOXES.)

                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
                           (EXACT NAME OF REGISTRANT)


                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                               (NAME OF DEPOSITOR)

      ONE CHASE MANHATTAN PLAZA, 37TH FLOOR, NEW YORK, NEW YORK 10005-1423
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 586-7733
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                VINCENT VITIELLO
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                      ONE CHASE MANHATTAN PLAZA, 37TH FLOOR
                          NEW YORK, NEW YORK 10005-1423
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:
                   STEWART D. GREGG, SENIOR SECURITIES COUNSEL
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 GOLDEN HILLS DRIVE
                              MINNEAPOLIS, MN 55416
                                 (763) 765-2913

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK THE APPROPRIATE
BOX):

____ immediately upon filing pursuant to paragraph (b) of Rule 485

_X__ on May 1, 2008 pursuant to paragraph (b) of Rule 485

____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

____ on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING:

_X__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

APPROXIMATE DATE OF THE PROPOSED PUBLIC OFFERING:
May 1, 2008

TITLES OF SECURITIES BEING REGISTERED:
Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

PARTS A AND B WERE FILED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 3 TO FORM N-4 ON FEBRUARY 11, 2008 AND ARE INCORPORATED HEREIN BY REFERENCE.

                           PART C - OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
a.  Financial Statements
    [TO BE UPDATED UPON AMENDMENT]

b.  Exhibits

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated February 26, 1988(1) incorporated by reference as exhibit EX-99.B1.

     2.   Not Applicable

     3.a. Principal Underwriter Agreement by and between Preferred Life
          Insurance Company of New York on behalf of Preferred Life Variable Account C and NALAC Financial Plans, Inc.(2) incorporated by reference as exhibit EX-99.B3.a. Preferred Life Insurance Company of New York is the predecessor to Allianz Life Insurance Company of New York. Preferred Life Variable Account C is the predecessor to Allianz Life of NY Variable Account C. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.

     b. Copy of Broker-Dealer Agreement between Preferred Life Insurance Company of New York and NALAC Financial Plans, Inc. (predecessor to Allianz Life Financial Services, LLC)(9) incorporated by reference as exhibit EX-99.B3.b.

     c. Form of General Agency Agreement with Allianz Life Financial Services, LLC.(6) incorporated by reference as exhibit EX-99.B3.c.

     4.a. Individual Variable Annuity Contract - L40517-NY(7) incorporated by reference as exhibit EX-99.B4.a.

     b. Contract Schedule Page - S40654-AA-NY(10) incorporated by reference as exhibit EX-99.B4.b.

     c. Contract Schedule Page - S40654-BB-NY(10) incorporated by reference as exhibit EX-99.B4.c.

     d. Traditional GMDB Endorsement - S40648-NY(7) incorporated by reference as exhibit EX-99.B4.d.

     e. Enhanced GMDB Endorsement - S40649(7) incorporated by reference as exhibit EX-99.B4.e.

     f. Guaranteed Withdrawal Benefit Endorsement - S40652(7) incorporated by reference as exhibit EX-99.B4.f.

     g. Guaranteed Account Value Endorsement - S40651(7) incorporated by reference as exhibit EX-99.B4.g.

     h. Fixed Account Endorsement - S40647(7) incorporated by reference as exhibit EX-99.B4.h.

     i. IRA Endorsement - P30012-NY(7) incorporated by reference as exhibit EX-99.B4.i.

     j. 403(b) Endorsement - P30014(7) incorporated by reference as exhibit EX-99.B4.j.

     k. Roth IRA Endorsement - P20041(7) incorporated by reference as exhibit EX-99.B4.k.

     l. Unisex Endorsement - P20031(7) incorporated by reference as exhibit EX-99.B4.l.

     m. Inherited IRA/Roth IRA Endorsement - S40714-NY(5) incorporated by reference as exhibit EX-99.B4.i.

     n. Waiver of CDSC Endorsement - S40653(7) incorporated by reference as exhibit EX-99.B4.n.

     5. Application for Annuity Contract - F40440-NY(7) incorporated by reference as exhibit EX-99.B5.

     6.(i) Copy of Certificate of the Amendment of Charter of the Company dated
          October 5, 1988 and the Declaration of Intention and Charter dated August 26, 1996(6) incorporated by reference as exhibit EX-99.B6.(i).

     (ii) Copy of the Restated Bylaws of the Company (as amended on October 2,
          1996)(6) incorporated by reference as exhibit EX-99.B6.(ii).

     7.   Not Applicable

     8.a. Copy of Participation Agreement between Davis Variable Account Fund,
          Inc., Davis Distributors, LLC and Preferred Life Insurance Company of New York, dated 11/1/1999(3) incorporated by reference as exhibit EX-99.B8.c.

     b. Copy of Amendments to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of New York (formerly Preferred Life Insurance Company of New
          York), dated 2/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 5/1/06(9)
          incorporated by reference as exhibit EX-99.B8.e.

     c. Copy of Administrative Services Agreement between The Dreyfus Corporation and Preferred Life Insurance Company of New York, dated 5/1/2002(9) incorporated by reference as exhibit EX-99.B8..

     d. Copy of Amendments to Administrative Services Agreement between The Dreyfus Corporation and Allianz Life Insurance Company of New York (formerly Preferred Life Insurance Company of New York), dated 8/7/02, 10/16/06(9) incorporated by reference as exhibit EX-99.B8.g.

     e. Copy of Disribution/12 b-1 Letter Agreement between Dreyfus Service Corporation and USAllianz Investor Services, LLC (predecessor to Allianz Life Financial Services, LLC.), dated 5/1/2002(9) incorporated by reference as exhibit EX-99.B8.h.

     f. Copy of Fund Participation Agreement between Preferred Life Insurance Company of New York, Dreyfus Investment Portfolios and The Dreyfus Life and Annuity Index Fund, dated 5/1/2002(4) incorporated by reference as exhibit EX-99.B8.q.

     g. Copy of Amendments to Fund Participation Agreement between Allianz Life Insurance Company of New York (formerly Preferred Life Insurance Company of New York), Dreyfus Investment Portfolios and the Dreyfus Stock Index Fund, Inc., dated 5/1/03, 4/30/04, 5/1/06(9) incorporated by reference as exhibit EX-99.B8.j.

     h. Copy of Administrative Services Agreement between Franklin Templeton Services LLC and Preferred Life Insurance Company of New York, dated 10/1/2003(5) incorporated by reference as exhibit EX-99.B8.ac.

     i. Copy of Amendments to Administrative Services Agreement between Franklin Templeton Services, LLC and Allianz Life Insurance Company of New York (formerly Preferred Life Insurance Company of New York), dated 9/12/05, 6/20/06(9) incorporated by reference as exhibit EX-99.B8.l.

     j. Copy of Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003(5) incorporated by reference as exhibit EX-99.B8.n.

     k. Copy of Amendments to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/3/04, 5/1/06(9) incorporated by reference as exhibit EX-99.B8.n.

     l. Copy of Participation Agreement between Premier VIT, Allianz Life of New York and Allianz Global Investors Distributors LLC, dated 5/1/2006(8) incorporated by reference as exhibit EX-99.B8.i.

     m. Copy of Administrative Service Agreement between OpCap Advisors LLC and Allianz Life of New York, dated 5/1/2006(8) incorporated by reference as exhibit EX-99.B8.j.

     n. Copy of Participation Agreement between Premier VIT, Allianz Life of New York and Allianz Global Investors Distributors LLC, dated 5/1/2006(8) incorporated by reference as exhibit EX-99.B8.i.

     o. Copy of Administrative Service Agreement between OpCap Advisors LLC and Allianz Life of New York, dated 5/1/2006(8) incorporated by reference as exhibit EX-99.B8.j.

     p. Copy of Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of New York, dated 01/01/2007(9) incorporated by reference as exhibit EX-99.B8.u.

     q. Copy of Participation Agreement between Preferred Life Insurance Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999(3) incorporated by reference as exhibit EX-99.B8.i.

     r. Copy of Amendments to Participation Agreement between Allianz Life Insurance Company of New York (formerly Preferred Life Insurance Company of New York), PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC (formerly PIMCO Funds Distributors
          LLC), dated 4/1/00, 5/1/02, 5/1/03, 4/30/04, 4/29/05(9) incorporated by reference as exhibit EX-99.B8.w.

     s. Copy of Distribution Services Agreement between Allianz Life Insurance Company of New York and Allianz and Allianz Global Investors Distributors, LLC, dated 01/01/2007 (9) incorporated by reference as exhibit EX-99.B8.x.

     t. Copy of Amendments to Participation Agreement between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of New York and BISYS Fund Services Limited Partnership, dated 4/29/05, 11/29/06(9) incorporated by reference as exhibit EX-99.B8.ak.

     9.   Opinion and Consent of Counsel**
     10.  Consent of Independent Registered Public Accounting Firm**
     11.  Not Applicable
     12.  Not Applicable
     13.  Power of Attorney*


*  Filed herewith
** To be filed by amendment

(1) Incorporated by reference from Registrant's N-4 filing (File Nos. 333-19699 and 811-05716) electronically filed on January 13, 1997.
(2) Incorporated by reference from Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on May 12, 1997.
(3) Incorporated by reference from Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 28, 2000.
(4) Incorporated by reference from Registrant's Post Effective Amendment No. 21 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on December 29, 2003.
(5) Incorporated by reference from Registrant's Post Effective Amendment No. 15 to Form N-4 (File Nos.333-75718 and 811-05716) electronically filed on April 27, 2005.
(6) Incorporated by reference from the Initial Registration Statement to Allianz Life Variable Account B's Form N-4 (File Nos.333-134267 and 811-05618) electronically filed on May 19, 2006.
(7) Incorporated by reference from Registrant's Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.
(8) Incorporated by reference from Registrant's Post Effective Amendment No. 25 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on December 28, 2006.
(9) Incorporated by reference from Registrant's Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 23, 2007.
(10)Incorporated by reference from Registrant's Post Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on April 24, 2007.


ITEM 25. OFFICERS AND DIRECTORS OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK. Unless noted otherwise, all officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

The following are the Officers and Directors of the Company:
     -------------------------------------------------- ------------------------------------------------------
            NAME AND PRINCIPAL BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH DEPOSITOR
     -------------------------------------------------- ------------------------------------------------------
     Jill E. Paterson                                   Chief Financial Officer
     -------------------------------------------------- ------------------------------------------------------
     Vincent G. Vitiello                                Director, Chairman of the Board, Chief Executive
                                                        Officer and President
     -------------------------------------------------- ------------------------------------------------------
     Dennis J. Marion                                   Director
     39 Westview Road
     Wayne, NJ 07470
     -------------------------------------------------- ------------------------------------------------------
     Eugene T. Wilkinson                                Director
     31A Mountain Blvd
     Warren, NJ 07059
     -------------------------------------------------- ------------------------------------------------------
     Stephen R. Herbert                                 Director
     900 Third Avenue
     New York, NY 10022
     -------------------------------------------------- ------------------------------------------------------
     Jack F. Rockett                                    Director
     140 East 95th Street, Ste 6A
     New York, NY 10129
     -------------------------------------------------- ------------------------------------------------------
     Suzanne Pepin                                      Director
     -------------------------------------------------- ------------------------------------------------------
     Martha Clark Goss                                  Director
     -------------------------------------------------- ------------------------------------------------------
     Gary A. Smith                                      Director
     -------------------------------------------------- ------------------------------------------------------
     Thomas P. Burns                                    Director
     -------------------------------------------------- ------------------------------------------------------
     John Esch                                          Director & Vice President - Actuarial
     -------------------------------------------------- ------------------------------------------------------
     Yvonne Franzese                                    Director
     Fireman's Fund Insurance Co.
     777 San Marin Drive
     Novato, CA 94998
     -------------------------------------------------- ------------------------------------------------------
     William Gaumond                                    Director
     -------------------------------------------------- ------------------------------------------------------


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Insurance Company organizational chart is incorporated by reference from Registrant's Post-Effective No. 5 to Form N-4 (File Nos. 333-75718 and 811-05716) filed electronically on April 25, 2003.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2008 there were 99 qualified Contract Owners and 59 non-qualified Contract Owners with Contracts in the Separate Account.

ITEM 28. INDEMNIFICATION
The Bylaws of the Insurance Company provide:
    ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
        SECTION 1. RIGHT TO INDEMNIFICATION:
        (a)Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:
           (i) a director of the Corporation; or
           (ii) acting in the course and scope of his or her duties as an officer or employee of the Corporation; or (iii) rendering Professional Services at the request of and for the benefit of the Corporation; or (iv) serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").
        (b)Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances: (i) in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors; (ii) if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful; (iii) for acts or omissions involving intentional misconduct or knowing and culpable violation of law; (iv) for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person; (v) for any transaction for which the Indemnified Person derived an improper personal benefit; (vi) for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders; (vii) for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders; (viii) in circumstances where indemnification is prohibited by applicable law;
           (ix) in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.
        SECTION 2. SCOPE OF INDEMNIFICATION:
        (a)Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.
        (b)Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.
        (c)Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.
        SECTION 3. DEFINITIONS:
        (a)"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of New York and all of its subsidiaries.
        (b)"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.
        (c)"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
a. Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
                         Allianz Life Variable Account A
                         Allianz Life Variable Account B

b. The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

         -------------------------------------- -----------------------------------------------------------------
                         NAME                                POSITIONS AND OFFICES WITH UNDERWRITER
         -------------------------------------- -----------------------------------------------------------------
         Robert DeChellis                       Chief Manager, Chief Executive Officer, President and Governor
         -------------------------------------- -----------------------------------------------------------------
         Thomas Burns                           Governor
         -------------------------------------- -----------------------------------------------------------------
         Angela Wilson                          Chief Financial Officer and Vice President
         -------------------------------------- -----------------------------------------------------------------
         Catherine Q. Farley                    Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         Corey J. Walther                       Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         Jeffrey W. Kletti                      Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         Wayne Peterson                         Chief Compliance Officer and Vice President
         -------------------------------------- -----------------------------------------------------------------

c.
For the period 1-1-2007 to 12-31-2007:
------------------------------------ --------------------- --------------------- --------------------- ---------------------
   NAME OF PRINCIPAL UNDERWRITER       NET UNDERWRITING      COMPENSATION ON          BROKERAGE            COMPENSATION
                                        DISCOUNTS AND
                                         COMMISSIONS            REDEMPTION           COMMISSIONS
------------------------------------ --------------------- --------------------- --------------------- ---------------------
------------------------------------ --------------------- --------------------- --------------------- ---------------------
Allianz Life Financial Services,
LLC                                     $5,838,450.54               $0                    $0                    $0
------------------------------------ --------------------- --------------------- --------------------- ---------------------

The $5,838,450.54 that Allianz Life Financial Services, LLC received from Allianz Life of New York as commissions on the sale of Contracts issued under Allianz Life of NY Variable Account C was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, Allianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES
Not Applicable

ITEM 32. UNDERTAKINGS
a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
    (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                 REPRESENTATIONS
Allianz Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
    Section 403(b)(11) to the attention of the potential participants;
4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                    SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 10th day of April, 2008.

                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
                                  (Registrant)

                 By: ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                                   (Depositor)

                            BY: /S/ STEWART D. GREGG

                                Stewart D. Gregg
                            Senior Securities Counsel

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                   (Depositor)

                          BY: /S/ VINCENT G. VITIELLO*

                               Vincent G. Vitiello
                      Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 10th of April, 2008.

       SIGNATURE                              TITLE
       Vincent G. Vitiello*                   Director, Chairman of the Board, President &
       Vincent G. Vitiello                    Chief Executive Officer

       Jill E. Paterson*                      Chief Financial Officer
       Jill E. Paterson

       Suzanne Pepin*                         Director
       Suzanne Pepin

       Dennis Marion*                         Director
       Dennis Marion

       Eugene T. Wilkinson*                   Director
       Eugene T. Wilkinson

       Stephen R. Herbert*                    Director
       Stephen R. Herbert

       Gary A. Smith*                         Director
       Gary A. Smith

       Martha Clark Goss*                     Director
       Martha Clark Goss

       Thomas P. Burns*                       Director
       Thomas P. Burns

       John Esch*                             Director & Vice President-Actuary
       John Esch

       Yvonne Franzese*                       Director
       Yvonne Franzese

       William Gaumond*                       Director
       William Gaumond



   * By Power of Attorney filed as Exhibit 13 to this Registration Statement.


                            BY /S/ STEWART D. GREGG
                                Stewart D. Gregg
                            Senior Securities Counsel

                   EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 4
                                       TO
                                    FORM N-4
                      (FILE NOS. 333-124767 AND 811-05716)
                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
              ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                INDEX TO EXHIBITS

EX-99.B9   Opinion and Consent of Counsel (to be filed by amendment)
EX-99.B10  Consent of Independent Registered Public Accounting Firm
            (to be filed by amendment)
EX-99.B13  Powers of Attorney